CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net loss	$ (17,345)	$ (14,526)	$ (12,897)
Income from discontinued operations			273
Loss from continuing operations	(17,345)	(14,526)	(13,170)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	748	299	298
Gain from bargain purchase related to acquisition of CynoGen, Inc.	(155)
Foreign currency adjustments			6
Share-based compensation relating to options, RSUs, shares and warrants granted to employees, non-employees and directors	1,016	943	893
Issuance expenses of warrants classified as liabilities related to share purchase agreement	561
Revaluation of warrants related to share purchase agreements	1,051	(79)	(55)
Increase in trade receivables	(1,256)	(114)	(136)
Decrease (increase) in other accounts receivable and prepaid expenses	(1,705)	(170)	259
Increase (decrease) in trade payables	101	(343)	152
Decrease in deferred revenue		(228)
Increase in other accounts payables and accruals	51	616	520
Net cash used in operating activities from continuing operations	(16,933)	(13,602)	(11,233)
Net cash provided by operating activities from discontinued operations			625
Net cash used in operating activities	(16,933)	(13,602)	(10,608)
Cash flows from investing activities:
Purchase of property and equipment	(273)	(247)	(626)
Acquisition of CynoGen, Inc. (a)	(2,122)
Decrease (increase) in bank deposits and restricted cash	6,526	(11)	(7,527)
Net cash provided by (used in) investing activities	4,131	(258)	(8,153)
Cash flows from financing activities:
Issuance of shares and warrants and proceed from exercise of warrants, net	17,320	5,015	4,737
Net cash provided by financing activities	17,320	5,015	4,737
Increase (decrease) in cash and cash equivalents	4,518	(8,845)	(14,024)
Cash and cash equivalents at beginning of year	7,929	16,774	30,798
Cash and cash equivalents at end of year	12,447	7,929	16,774
(a) Acquisition of CynoGen, Inc.
Working capital, net (excluding cash and cash equivalents)	1,599
Property and equipment	2,628
Gain from bargain purchase	(155)
Issuance of shares	(1,950)
Acquisition of CynoGen, Inc., purchase price	(2,122)
(b) Supplemental disclosure of non-cash activities:
Share issuance for acquisition of CynoGen, Inc.	1,950
Reclassification of Warrants A and B to shareholders' equity	$ 6,272